Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Equity reserve [member]	Hedging reserve [member]	Reserve Of Gains And Losses On Remeasuring Available for sale Securities [member]	Reserves convertible Debentures [member]	Foreign currency reserves [member]	Retained earnings [member]	Non-controlling interests [member]	Total
Equity at beginning of period at Dec. 31, 2021	$ 1,079,746	$ 27,435	$ 128	$ (696)	$ 4,825	$ (2,907)	$ 266,617	$ 54,422	$ 1,429,570
Equity at beginning of period, shares at Dec. 31, 2021	291,529,330
Net loss for the year							(128,132)	(7,774)	(135,906)
Other comprehensive loss for the year			70	(280)		(61)			(271)
Comprehensive loss for the year									(136,177)
Comprehensive income for the year, including beginning balance			70	(280)		(61)	(128,132)	(7,774)	(136,177)
Dividend payment to non-controlling interest								(2,708)	(2,708)
Repurchase of common shares	$ (5,929)								$ (5,929)
Repurchase of common shares, shares	(2,201,404)								(2,201,404)
Shares issued on vesting of share units	$ 2,525	(2,006)							$ 519
Shares issued on vesting of share units, shares	894,045
Share-based payments		3,421							3,421
Subtotal of transactions with owners of the Company	$ (3,404)	1,415						(2,708)	(4,697)
Subtotal of transactions with owners of the Company, shares	(1,307,359)
Equity at end of period at Dec. 31, 2022	$ 1,076,342	28,850	198	(976)	4,825	(2,968)	138,485	43,940	1,288,696
Equity at end of period, shares at Dec. 31, 2022	290,221,971
Net loss for the year							(50,836)	7,206	(43,630)
Other comprehensive loss for the year				(22)		(1,859)			(1,881)
Comprehensive loss for the year				(22)		(1,859)	(50,836)	7,206	(45,511)
Acquisition of Chesser	$ 45,548								45,548
Acquisition of Chesser, shares	15,545,368
Dividend payment to non-controlling interest								(1,392)	(1,392)
Exercise of stock options	$ 397	(96)							301
Exercise of stock options, shares	127,350
Shares issued on vesting of share units	$ 2,864	(2,864)
Shares issued on vesting of share units, shares	647,941
Convertible debenture conversion	$ 225								225
Convertible debenture conversion, shares	45,000
Share-based payments		254							254
Subtotal of transactions with owners of the Company	$ 49,034	(2,706)						(1,392)	44,936
Subtotal of transactions with owners of the Company, shares	16,365,659
Equity at end of period at Dec. 31, 2023	$ 1,125,376	$ 26,144	$ 198	$ (998)	$ 4,825	$ (4,827)	$ 87,649	$ 49,754	$ 1,288,121
Equity at end of period, shares at Dec. 31, 2023	306,587,630